Derivative Instruments	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments
NOTE 7—DERIVATIVE INSTRUMENTS
We have entered into the following derivative instruments that are reported at fair value:

•
interest rate swaps (“CCH Interest Rate Derivatives”) to hedge the exposure to volatility in a portion of the floating-rate interest payments on our amended and restated term loan credit facility (the “CCH Credit Facility”) and to hedge against changes in interest rates that could impact anticipated future issuance of debt (“CCH Interest Rate Forward Start Derivatives” and, collectively with the CCH Interest Rate Derivatives, the “Interest Rate Derivatives”) and

•
commodity derivatives consisting of natural gas supply contracts for the commissioning and operation of the Liquefaction Project (“Physical Liquefaction Supply Derivatives”) and associated economic hedges (“Financial Liquefaction Supply Derivatives,” and collectively with the Physical Liquefaction Supply Derivatives, the “Liquefaction Supply Derivatives”).

We recognize our derivative instruments as either assets or liabilities and measure those instruments at fair value. None of our derivative instruments are designated as cash flow or fair value hedging instruments, and changes in fair value are recorded within our Consolidated Statements of Operations to the extent not utilized for the commissioning process, in which case it is capitalized.
The following table shows the fair value of our derivative instruments that are required to be measured at fair value on a recurring basis as of December 31, 2021 and 2020 (in millions):

	Fair Value Measurements as of
	December 31, 2021				December 31, 2020
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
CCH Interest Rate Derivatives liability	$—	$(40)	$—	$(40)	$—	$(140)	$—	$(140)
Liquefaction Supply Derivatives asset (liability)	5	4	(1,221)	(1,212)	4	(5)	12	11
We value our Interest Rate Derivatives using an income-based approach utilizing observable inputs to the valuation model including interest rate curves, risk adjusted discount rates, credit spreads and other relevant data.

We value our Liquefaction Supply Derivatives using a market-based approach incorporating present value techniques, as needed, using observable commodity price curves, when available, and other relevant data.
The fair value of our Physical Liquefaction Supply Derivatives is predominantly driven by observable and unobservable market commodity prices and, as applicable to our natural gas supply contracts, our assessment of the associated events deriving fair value including, but not limited to, evaluation of whether the respective market exists from the perspective of market participants as infrastructure is developed.
We include a portion of our Physical Liquefaction Supply Derivatives as Level 3 within the valuation hierarchy as the fair value is developed through the use of internal models which incorporate significant unobservable inputs. In instances where observable data is unavailable, consideration is given to the assumptions that market participants would use in valuing the asset or liability. This includes assumptions about market risks, such as future prices of energy units for unobservable periods, liquidity, volatility and contract duration.
The Level 3 fair value measurements of natural gas positions within our Physical Liquefaction Supply Derivatives could be materially impacted by a significant change in certain natural gas and international LNG prices. The following table includes quantitative information for the unobservable inputs for our Level 3 Physical Liquefaction Supply Derivatives as of December 31, 2021:

	Net Fair Value Liability (in millions)	Valuation Approach	Significant Unobservable Input	Range of Significant Unobservable Inputs / Weighted Average (1)
Physical Liquefaction Supply Derivatives	$(1,221)	Market approach incorporating present value techniques	Henry Hub basis spread	$(0.380) - $0.628 / $(0.035)
		Option pricing model	International LNG pricing spread, relative to Henry Hub (2)	199% - 662% / 326%

(1)	Unobservable inputs were weighted by the relative fair value of the instruments.
(2)	Spread contemplates U.S. dollar-denominated pricing.
Increases or decreases in basis or pricing spreads, in isolation, would decrease or increase, respectively, the fair value of our Physical Liquefaction Supply Derivatives.
The following table shows the changes in the fair value of our

Level 3 Physical Liquefaction Supply Derivatives, including those with related parties, during the years ended December 31, 2021, 2020 and 2019 (in millions):

	Year Ended December 31,
	2021	2020	2019
Balance, beginning of period	$12	$35	$(4)
Realized and mark-to-market gains (losses):
Included in cost of sales	(1,276)	28	(83)
Purchases and settlements:
Purchases	9	—	121
Settlements	34	(58)	1
Transfers into Level 3, net (1)	—	7	—

Balance, end of period	$(1,221)	$12	$35

Change in unrealized gain (loss) relating to instruments still held at end of period	$(1,276)	$28	$(83)

(1)	Transferred into Level 3 as a result of unobservable market, or out of Level 3 as a result of observable market for the underlying natural gas purchase agreements.

All counterparty derivative contracts provide for the unconditional right of set-off
in the event of default. We have elected to report derivative assets and liabilities arising from our derivative contracts with the same counterparty on a net basis. The use of derivative instruments exposes us to counterparty credit risk, or the risk that a counterparty will be unable to meet its commitments in instances when our derivative instruments are in an asset position. Additionally, counterparties are at risk that we will be unable to meet our commitments in instances where our derivative instruments are in a liability position. We incorporate both our own nonperformance risk and the respective counterparty’s nonperformance risk in fair value measurements. In adjusting the fair value of our derivative contracts for the effect of nonperformance risk, we have considered the impact of any applicable credit enhancements, such as collateral postings, set-off
rights and guarantees.
Interest Rate Derivatives
We have entered into interest rate swaps to protect against volatility of future cash flows and hedge a portion of the variable interest payments on the CCH Credit Facility. We previously also had interest rate swaps to hedge against changes in interest rates that could impact the anticipated future issuance of debt. In August 2020, we settled the outstanding CCH Interest Rate Forward Start Derivatives.
As of December 31, 2021, we had the following Interest Rate Derivatives outstanding:

	Notional Amounts
	December 31, 2021	December 31, 2020	Latest Maturity Date	Weighted Average Fixed Interest Rate Paid	Variable Interest Rate Received
CCH Interest Rate Derivatives	$4.5 billion	$4.6 billion	May 31, 2022	2.30%	One-month LIBOR
The following table shows the effect and location of our Interest Rate Derivatives on our Consolidated Statements of Operations during the years ended December 31, 2021, 2020 and 2019 (in millions):

		Loss Recognized in Consolidated Statements of Operations
	Consolidated Statements of Operations Location	Year Ended December 31,
		2021	2020	2019
CCH Interest Rate Derivatives	Interest rate derivative loss, net	$(1)	$(138)	$(101)
CCH Interest Rate Forward Start Derivatives	Interest rate derivative loss, net	—	(95)	(33)
Liquefaction Supply Derivatives
CCL has entered into primarily index-based physical natural gas supply contracts and associated economic hedges, including those associated with transactions under our IPM agreements, to purchase natural gas for the commissioning and operation of the Liquefaction Project. The remaining terms of the physical natural gas supply contracts range up to 10 years, some of which commence upon the satisfaction of certain conditions precedent. The terms of the Financial Liquefaction Supply Derivatives range up to approximately three years.
The forward notional amount for our Liquefaction Supply Derivatives was approximately 2,915 TBtu and 3,152 TBtu as of December 31, 2021 and 2020, respectively.

The following table shows the effect and location of our Liquefaction Supply Derivatives recorded on our Consolidated Statements of Operations during the years ended December 31, 2021, 2020 and 2019 (in millions):

	Gain (Loss) Recognized in Consolidated Statements of Operations
	Year Ended December 31,
Consolidated Statements of Operations Location (1)	2021	2020	2019
LNG revenues	$4	$(1)	$—
Cost of sales	(1,244)	(27)	46
Cost of sales—related party (2)	11	(1)	(1)

(1)
Does not include the realized value associated with derivative instruments that settle through physical delivery. Fair value fluctuations associated with commodity derivative activities are classified and presented consistently with the item economically hedged and the nature and intent of the derivative instrument.

(2)
Includes amounts recorded related to natural gas supply contracts that we had with a related party. This agreement ceased to be considered a related party agreement as of December 31, 2021, as discussed in Note 12—Related Party Transactions.

Fair Value and Location of Derivative Assets and Liabilities on the Consolidated Balance Sheets
The following table shows the fair value and location of our derivative instruments on our Consolidated Balance Sheets (in millions):

	December 31, 2021
	CCH Interest Rate Derivatives	Liquefaction Supply Derivatives (1)	Total
Consolidated Balance Sheets Location
Current derivative assets	$—	$17	$17
Derivative assets	—	37	37

Total derivative assets	—	54	54
Current derivative liabilities	(40)	(628)	(668)
Derivative liabilities	—	(638)	(638)

Total derivative liabilities	(40)	(1,266)	(1,306)

Derivative liability, net	$(40)	$(1,212)	$(1,252)

	December 31, 2020
	CCH Interest Rate Derivatives	Liquefaction Supply Derivatives (1)	Total
Consolidated Balance Sheets Location
Current derivative assets	$—	$10	$10
Current derivative assets—related party	—	3	3
Derivative assets	—	114	114
Derivative assets—related party	—	1	1

Total derivative assets	—	128	128
Current derivative liabilities	(100)	(43)	(143)
Derivative liabilities	(40)	(74)	(114)

Total derivative liabilities	(140)	(117)	(257)

Derivative asset (liability), net	$(140)	$11	$(129)

(1)
Does not include collateral posted with counterparties by us of $13 million and $5 million, which are included in other current assets in our Consolidated Balance Sheets as of December 31, 2021 and 2020, respectively. Includes a natural gas supply contract that we had with a related party. This agreement ceased to be considered a related party agreement as of December 31, 2021 as discussed in Note 12—Related Party Transactions.

Consolidated Balance Sheets Presentation
Our derivative instruments are presented on a net basis on our Consolidated Balance Sheets as described above. The following table shows the fair value of our derivatives outstanding on a gross and net basis (in millions):

	CCH Interest Rate Derivatives	Liquefaction Supply Derivatives
As of December 31, 2021
Gross assets	$—	$76
Offsetting amounts	—	(22)

Net assets	$—	$54

Gross liabilities	$(40)	$(1,295)
Offsetting amounts	—	29

Net liabilities	$(40)	$(1,266)

As of December 31, 2020
Gross assets	$—	$132
Offsetting amounts	—	(4)

Net assets	$—	$128

Gross liabilities	$(140)	$(136)
Offsetting amounts	—	19

Net liabilities	$(140)	$(117)